Significant Accounting Judgments, Estimates and Assumptions - Share-based Payments (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected timing of fulfillment of performance condition	20 months
Percentage of weighted average probability	69.00%
Share listing expense, percentage for transfer restrictions imposed on Sponsor Lock-Up Shares and Sponsor Earnout Shares	5.00%
Performance-based Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of stock options	4 years